Leases	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Convertible notes payable
Leases

Note 13 Leases

In connection with the Company’s acquisition of EV Depot (see Note 5 Business acquisitions), the Company, as the lessor, recorded $1.3 million and $2.4 million of lease revenue relating to EV Depot’s operating leases in Revenues for the three and six months ended June 30, 2022.

Note 12  Leases

In connection with the May 7, 2021 acquisition with ANS, and the December 27, 2021 acquisition of BW, the Company acquired facility and vehicle leases. Balances as of year-end are as follows:

Lease assets are summarized below:

December 31, 2021
Assets
Right-of-use Assets
Operating Leases
Office	$1,481,993
Vehicles	76,059
Finance lease	469,645
Total	$2,027,697

Lease liabilities are summarized below:

December 31, 2021
Liabilities
Short-term lease liabilities
Operating lease	$(125,191)
Finance lease	(159,215)
Short-term lease liabilities	(284,406)
Long-term lease liabilities
Operating lease	(1,442,743)
Finance lease	(218,825)
Long-term lease liabilities	(1,661,568)
Total	$(1,945,974)

The components of lease costs and classification within the Consolidated Statements of Operations were as follows for the year ended:

December 31, 2021
Operating lease costs:
Selling, general and administrative expenses	$71,289
Finance lease costs:
Operating expenses	94,410
Total	$165,699

The amounts of future undiscounted cash flows related to the lease payments over the lease term and the reconciliation to the present value of the lease liabilities is as follows:

	December 31, 2021
Years Ended	Operating Lease	Financing Lease

2022	$314,642	$185,697
2023	295,888	117,370
2024	292,880	78,279
2025	275,397	54,571
2026	212,741	-
2027	164,028	-
2028	154,870	-
Total lease payments	$1,710,446	$435,917
Less imputed interest	142,512	57,877
Present value of lease liability	$1,567,934	$378,040

The weighted-average remaining years for the Operating leases are 6.27 years and 2.30 for Finance leases. The weighted-average discount rate for Operating leases is 3%.